Filed Pursuant to Rule 497(d)


                        INVESCO UNIT TRUSTS, SERIES 1991

                            Energy Portfolio 2019-3

                          Supplement to the Prospectus

As of October 18, 2019, Baker Hughes, a GE Company has changed its name and ticker symbol as follows:

      Old Name               New Name        Old Ticker        New Ticker
   ----------------      ----------------   -------------     ------------
    Baker Hughes,        Baker Hughes Co.       BHGE              BKR
    a GE Company

As a result, effective immediately, all references in the Prospectus are revised accordingly.

Supplement Dated: October 18, 2019